Property, Plant and Equipment, Net - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016 CLP ($)	Dec. 31, 2017 CLP ($) MW	Dec. 31, 2016 CLP ($) Project	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2012 CLP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2009 CLP ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Increases other than those from business combinations		$ 203,460,335,000	$ 189,259,095,000
Capitalized borrowing costs		4,078,463,000	3,001,211,000	$ 2,221,329,000
Capitalized personnel expenses		7,226,484,000	9,758,304,000	15,250,810,000
Capitalized financial leases		$ 18,508,931,000	19,363,189,000
Lease agreement period		20 years
Annual interest rate		6.50%					6.50%
Contractual commitments for acquisition of property, plant and equipment		$ 281,814,599,000	310,558,229,000
Property, plant and equipment, pledged as security		$ 0	0
Insurance Policies Amount For All Risks | €							€ 1,000
Civil Liability Insurance Amount | €							€ 500
Allowance For Impairment Losses								$ 43,999,600,000
Impairment loss recognized			$ 6,577,946,000	2,522,445,000
Impairment Test Period		5 years
Impairment loss recognized				2,706,830,000
Impairment loss recognized	$ 32,834,160,000
Impairment loss recognized	$ 2,549,926,000
Percentage of impairment related cost	100.00%		100.00%
Account payable from penalties			$ 2,244,900,000
Tames 2 and Totoralillo Projects [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized			$ 1,096,137,000
Percentage of impairment related cost			100.00%
Number of thermal project | Project			2
Compania Electrica Tarapaca S.A. [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized						$ 12,578,098,000
Neltume Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized		$ 21,975,641,000	$ 20,459,461,000
Decrease in net book value of assets		0
Choshuenco Projects [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized		3,130,270,000	3,748,124,000
Decrease in net book value of assets		0
Continuing Operations [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Operating lease contracts for material assets		$ 3,606,514,000	$ 1,229,779,000	$ 1,240,625,000
Bottom of Range [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Weighted average capitalization rate		7.12%	7.95%	9.00%
Bottom of Range [Member] | Neltume Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Environmental impact assessment modification period		5 years
Top of Range [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Weighted average capitalization rate		7.95%	9.00%	10.80%
Central Hidroelectrica Los Condores Plant [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Installed energy capacity | MW		150
Increases other than those from business combinations		$ 289,892,097,000	$ 183,597,710,000	$ 61,514,232,000
Plant and Equipment related to Punta Alcalde Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized					$ 12,581,947,000